Financial instruments - Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	$ 450,474	$ 441,526
Regulatory liabilities, natural gas derivative contracts	578,592	576,124
Swap
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	66	0
Regulatory liabilities, natural gas derivative contracts	218	287
Options
Derivative [Line Items]
Regulatory liabilities, natural gas derivative contracts	134	138
Forward contracts
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	0	6,319
Regulatory liabilities, natural gas derivative contracts	$ 1,259	$ 0